Document and Entity Information	6 Months Ended
Jun. 30, 2019
Cover [Abstract]
Entity Registrant Name	NORDIC AMERICAN TANKERS Ltd
Entity Central Index Key	0001000177
Current Fiscal Year End Date	--12-31
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2019